Income Tax - Additional Information (Detail) - USD ($)	11 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance	$ 773,056
Unrecognized tax benefits	0	$ 0
Amount accrued for payment of interest and penalties	0	$ 0
Changes to the uncertain tax position	$ 0